Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits	$ 8,679	$ 8,489
Deposits		100,000
Property and equipment	1,935	93,973
Intangible assets		6,393,364
Canada [Member]
Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits	8,679	8,489
Deposits
Property and equipment
Intangible assets
USA [Member]
Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits
Deposits		100,000
Property and equipment	1,935	93,973
Intangible assets		$ 6,393,364